Other equity instruments	6 Months Ended
Jun. 30, 2018
Other equity instruments [abstract]
Other equity instruments

16. Other equity instruments

Other equity instruments of £8,938m (December 2017: £8,941m) included AT1 securities issued by Barclays PLC. There have been no issuances or redemptions during the period.

The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under CRD IV. AT1 securities are undated and are repayable, at the option of Barclays PLC, in whole at the initial call date, or on any fifth anniversary after the initial call date. In addition, the AT1 securities are repayable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any repayments require the prior consent of the PRA.

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